Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt
	December 31,
(in thousands USD)	2021	2020
Borrowings under bank revolving credit agreement, principal due Nov. 10, 2023	$5,000	$5,000
Borrowings under bank credit agreement, principal due Nov. 10, 2023	31,882	93,388
Unamortized debt issuance costs(a)	(6,915)	(2,978)
Borrowing under bank credit agreements, net of unamortized debt issuance costs	29,967	95,410

Borrowings under convertible note payable to related party, 13.73% interest capitalized every six months, principal due July 18, 2024	—	16,465
Borrowings under convertible note payable to related party, 13.73% interest capitalized every six months, principal due July 18, 2024	—	16,465
Unamortized debt issuance costs(a)	—	(126)
Convertible notes payable, net of unamortized debt issuance costs	—	32,804

Paycheck Protection Program loans, 1% interest, due May 1, 2022	7,673	9,129

Subordinated promissory note payable with a related party, 20% effective December 21, 2021, principal due May 12, 2022	673	—

Subordinated debt, guaranteed by a related party, principal due July 26, 2022	3,700	—
Unamortized debt issuance costs(a)	(76)	—
Subordinated debt, guaranteed by a related party, net of unamortized debt issuance costs	3,624	—

Borrowings under convertible note payable with a related party, 11% interest capitalized every three months, principal due March 15, 2023	6,372	—
Borrowings under convertible note payable with a related party, 17.41% interest capitalized every three months, principal due March 15, 2023	9,748	—
Unamortized debt issuance costs(a)	(945)	—
New Second Lien Facility, net of unamortized debt issuance costs	15,175	—

Total debt	57,112	137,343
Less: current portion of debt	14,838	11,380
Long-term debt, net of unamortized debt issuance costs and current portion	$42,274	$125,963

(a)	Debt issuance costs are presented as a reduction of the Company’s long-term debt in the Consolidated Balance Sheets. $3.5 million and $0.9 million of debt issuance cost amortization was charged to interest expense for the years ended December 31, 2021 and 2020, respectively.

Schedule of capital expenditure annual limit under the first lien facility and new second lien facility
Computation Period Ending	Capital Expenditure Annual Limit
December 31, 2021 and the Computation Periods ending March 31, June 30, and September 30, 2022	$2.10 million
December 31, 2022 and each Computation Period ending thereafter	$2.20 million

Schedule of fixed charge coverage ratio and the total leverage ratio of the first lien facility
Computation Period Ending	Fixed Charge Coverage Ratio to exceed	Total Leverage Ratio not to exceed
March 31, 2022	Not Tested	7.15:1.00
June 30, 2022 and September 30, 2022	0.20:1.00	4.00:1.00
December 31, 2022 and each Computation Period ending thereafter	1.00:1.00	4.00:1.00

Computation Period Ending	Fixed Charge Coverage Ratio to exceed	Total Leverage Ratio not to exceed
March 31, 2022	Not Tested	19.15:1.00
June 30, 2022 and September 30, 2022	0.20:1.00	10.00:1.00
December 31, 2022 and each Computation Period ending thereafter	1.00:1.00	10.00:1.00

Schedule of annual maturities of our long-term debt
Year, (in thousands USD)	Amount
2022	$14,287
2023	50,626
2024	95
2025	40
Thereafter	—
Total debt	65,048
Less: unamortized debt issuance cost	(7,936)
Total debt, net of unamortized debt issuance costs	$57,112